VOYA PARTNERS, INC.

VY® T. Rowe Price Growth Equity Portfolio

(the “Portfolio”)

Supplement dated December 31, 2024

to the Portfolio’s Adviser Class, Initial Class, Service Class, and Service 2 Class Shares’

Prospectus, dated May 1, 2024

(the “Prospectus”)

Effective January 1, 2025, James Stillwagon will be added as a portfolio manager for the Portfolio. Further, effective on or about September 30, 2025, Joseph B. Fath will be removed as a portfolio manager for the Portfolio.

Effective January 1, 2025, the Prospectus is revised as follows:

1.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Manager” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Joseph B. Fath	James Stillwagon
Portfolio Manager (since 01/14)	Portfolio Manager (since 01/25)
Effective September 30, 2025
James Stillwagon
Portfolio Manager (since 01/25)

2.The table in the sub-section of the Prospectus entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser	Portfolio	Recent Professional Experience
Manager	or Sub-Adviser
Joseph B. Fath	T. Rowe Price	VY® T. Rowe	Mr. Fath, Vice President, joined T. Rowe Price in
		Price Growth	2002. He is the portfolio manager and chairman
		Equity Portfolio	of the T. Rowe Price Growth Stock Fund. Mr.
Fath will no longer serve as a Portfolio Manager
for the Portfolio effective on or about September
30, 2025.
James	T. Rowe Price	VY® T. Rowe	Mr. Stillwagon, Portfolio Manager in the U.S.
Stillwagon		Price Growth	Equity Division for T. Rowe, joined T. Rowe
		Equity Portfolio	Price in 2017. He is the president of the US
Communications and Technology Strategy, the
chairman of the strategy’s Investment Advisory
Committee, and a vice president and an
Investment Advisory Committee member of the
Science & Technology Equity, US Large-Cap
Core Growth Equity, US Structured Research
Equity, US Tax-Efficient Multi-Cap Growth
Equity, and Institutional Large-Cap Core Growth
Equity Strategies. Mr. Stillwagon is also a vice
president of T. Rowe Price Group, Inc.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® T. Rowe Price Growth Equity Portfolio

(the “Portfolio”)

Supplement dated December 31, 2024

to the Portfolio’s Adviser Class, Initial Class, Service Class, and Service 2 Class Shares’

Statement of Additional Information, dated May 1, 2024

(the “SAI”)

Effective January 1, 2025, James Stillwagon will be added as a portfolio manager for the Portfolio. Further, effective on or about September 30, 2025, Joseph B. Fath will be removed as a portfolio manager for the Portfolio.

Effective January 1, 2025, the SAI is revised as follows:

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – T. Rowe Price” is deleted in its entirety and replaced with the following:

		Registered Investment		Other Pooled Investment		Other Accounts
		Companies			Vehicles
		Number	Total Assets	Number	Total Assets	Number	Total Assets
Portfolio		of		of		of
Manager	Fund(s)	Accounts		Accounts		Accounts
Joseph B.	VY® T. Rowe	8	$67,301,991,451	5	$39,859,423,885	4	$955,246,309
Fath1	Price Growth
Equity Portfolio
Donald J.	VY® T. Rowe	7	$6,516,694,781	5	$2,143,512,086	4	$324,690,743
Peters1	Price
Diversified Mid
Cap Growth
Portfolio
James	VY® T. Rowe	1	$10,029,208,196	1	$1,187,889,705	0	$0
Stillwagon1	Price Growth
Equity Portfolio
1 As of November 30, 2024.
2.	The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

	Investment Adviser or	Fund(s) Managed by the Portfolio	Dollar Range of
Portfolio Manager	Sub-Adviser	Manager	Shares Owned
James Stillwagon1	T. Rowe Price	VY® T. Rowe Price Growth Equity	None
Portfolio
1	As of November 30, 2024.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE